Reinsurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reinsurance Recoverables, Including Reinsurance Premium Paid [Abstract]
Face amount of policies in force	$ 72,193	$ 80,872	$ 86,587
Premiums Written and Earned
Direct Premiums Written	4,094	2,812	3,145
Direct Premiums Unearned			5
Direct Premiums Earned	4,094	2,812	3,150
Ceded Premiums Written	(4,094)	(2,812)	(3,145)
Ceded Premiums Unearned			(5)
Ceded Premiums Earned	(4,094)	(2,812)	(3,150)
Premiums written, net			5
Change in unearned premiums, net			(5)
Premiums, net
Contract revenue direct	10,935	7,535	3,498
Contract revenue ceded to affiliate	(10,935)	(7,535)	(3,498)
Contract charges, net
Policyholder Benefits and Claims Incurred, Net
Policyholder Benefits and Claims Incurred, Direct	4,317	2,507	2,779
Policyholder Benefits and Claims Incurred, Ceded	(4,317)	(2,507)	(2,777)
Policyholder Benefits and Claims Incurred, Net			2
Interest credited to policyholder account balances, Direct	34,571	41,175	30,469
Interest credited to policyholder account balances, Ceded to affiliate	(34,531)	(41,190)	(30,469)
Interest credited to policyholder account balances, net	$ 40	$ (15)